Income Taxes - Summary of Income Tax Expense (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Continuing Operations
Current	$ (820,039)	$ 1,229,229	$ 110,215
Deferred	(21,861)	(604)	93,907
Income tax expense (benefit) from continuing operations	(841,900)	1,228,625	204,122
Discontinued Operations
Current		25,263
Income tax expense from discontinued operations		25,263
Total income tax expense (benefit)	$ (841,900)	$ 1,253,888	$ 204,122